Real Estate Activity Dispositions and Impairments (Q2) (Details) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2018 USD ($) ft²	May 15, 2018 USD ($) ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gain (Loss) on Investments [Line Items]
Number of real estate dispositions					2	0
Gain					$ 877	$ 0	$ 1,800	$ 4,700
Impairment of Real Estate			$ 10,939	$ 0	$ 10,939	$ 0	$ 0	$ 0	$ 0
Lakeshore Crossing
Gain (Loss) on Investments [Line Items]
Sale Price		$ 9,270
Gain		$ 208
Square Footage | ft²		123,948
Lake Wales
Gain (Loss) on Investments [Line Items]
Sale Price	$ 4,100
Gain	$ 777
Square Footage | ft²	11,220